Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 5,652
2013	4,769
2014	4,598
2015	4,455
2016	2,950
Thereafter	9,053
Operating Leases, Future Minimum Payments Due, Total	$ 31,477